33. Financial instruments and risk management (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ (1,645,425)	R$ (826,187)	R$ (1,026,862)	R$ (562,207)
Restricted cash	(444,306)	(822,132)
Total negative shareholders' equity	(7,105,417)	(4,505,351)	R$ (3,088,521)	R$ (3,375,934)
Capital Management [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans and financing	8,409,841	6,443,807
Total leases to pay	6,052,780	912,145
Cash and cash equivalents	(1,645,425)	(826,187)
Financial investments	(953,762)	(478,364)
Restricted cash	(444,306)	(822,132)
Net indebtedness	11,419,128	5,229,269
Total negative shareholders' equity	(7,105,417)	(4,505,351)
Total capital	R$ 4,313,711	R$ 723,918